Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of allowances for loan losses by portfolio segment
Beginning balance	$ 4,082	$ 4,031	$ 4,060
Provision for loan losses	823	950	1,235
Charge-offs	(507)	(1,014)	(1,389)
Recoveries	182	115	125
Net charge-offs	(325)	(899)	(1,264)
Ending balance	4,580	4,082	4,031
Commercial [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	1,024	1,179	1,031
Provision for loan losses	(78)	294	534
Charge-offs	(29)	(487)	(479)
Recoveries	16	38	93
Net charge-offs	(13)	(449)	(386)
Ending balance	933	1,024	1,179
Commercial Real Estate [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	1,673	1,183	1,338
Provision for loan losses	512	558	32
Charge-offs	(283)	(68)	(187)
Recoveries
Net charge-offs	(283)	(68)	(187)
Ending balance	1,902	1,673	1,183
Residential Real Estate [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	894	1,057	1,140
Provision for loan losses	206	115	405
Charge-offs	(106)	(297)	(488)
Recoveries	102	19
Net charge-offs	(4)	(278)	(488)
Ending balance	1,096	894	1,057
Construction & Land Development [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	180	213	246
Provision for loan losses	73	8	110
Charge-offs		(41)	(143)
Recoveries
Net charge-offs		(41)	(143)
Ending balance	253	180	213
Consumer [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	78	80	77
Provision for loan losses	23	61	63
Charge-offs	(89)	(121)	(92)
Recoveries	64	58	32
Net charge-offs	(25)	(63)	(60)
Ending balance	76	78	80
Unallocated [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	233	319	228
Provision for loan losses	87	(86)	91
Charge-offs
Recoveries
Net charge-offs
Ending balance	$ 320	$ 233	$ 319